ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2012
Related Tax Effects Allocated to Other Comprehensive Income and Accumulated Other Comprehensive Income (Loss)
The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2012
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain on investment securities	$214	$(81)	$133	$12,669	$133	$12,802
Unrealized loss on derivatives	(229)	86	(143)	0	(143)	(143)
Retirement obligation	4,495	(1,697)	2,798	(34,136)	2,798	(31,338)
Foreign currency translation	25	0	25	(23)	25	2
Total	$4,505	$(1,692)	$2,813	$(21,490)	$2,813	$(18,677)

	December 31, 2011
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain on investment securities	$5,792	$(2,187)	$3,605	$9,064	$3,605	$12,669
Unrealized loss on derivatives	628	(237)	391	(391)	391	0
Retirement obligation	(20,652)	7,798	(12,854)	(21,282)	(12,854)	(34,136)
Foreign currency translation	(588)	0	(588)	565	(588)	(23)
Total	$(14,820)	$5,374	$(9,446)	$(12,044)	$(9,446)	$(21,490)

	December 31, 2010
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain on investment securities	$(1,485)	$325	$(1,160)	$10,224	$(1,160)	$9,064
Unrealized loss on derivatives	(2,089)	767	(1,322)	931	(1,322)	(391)
Retirement obligation	(46)	525	479	(21,761)	479	(21,282)
Foreign currency translation	446	0	446	119	446	565
Total	$(3,174)	$1,617	$(1,557)	$(10,487)	$(1,557)	$(12,044)